          As Filed with the Securities and Exchange Commission on April 29, 2005

                                                             File Nos. 333-80205
                                                                       811-09381
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 11

                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 12

                                  PAYPAL FUNDS


               (Exact name of Registrant as specified in charter)

                             2211 North First Street
                               San Jose, CA 95131
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (650) 864-8000

                                  John T. Story
                                  PayPal Funds
                             2211 North First Street
                               San Jose, CA 95131
                     (Name and address of agent for service)

                   Please send copy of all communications to:

                                 David A. Hearth
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                      San Francisco, California 94105-3441

                                 (408) 376-7400

             It is proposed that this filing will become effective:

               [ ] immediately upon filing pursuant to Rule 485(b)
               [X] on April 30, 2005 pursuant to Rule 485(b)
               [ ] 60 days after filing pursuant to Rule 485(a)(1)
               [ ] 75 days after filing pursuant to Rule 485(a)(2)
               [ ] on __________ pursuant to Rule 485(a)

                                     PART A

                                  PROSPECTUS

                            PAYPAL MONEY MARKET FUND

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                            PAYPAL MONEY MARKET FUND
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PROSPECTUS
----------


April 30, 2005


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As with all mutual funds, the Securities and Exchange Commission has not approved these securities or determined whether the information in this Prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.
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
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                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----


THE PAYPAL MONEY MARKET FUND................................................1

PERFORMANCE INFORMATION.....................................................3

FUND FEES AND EXPENSES......................................................4


MORE ABOUT THE FUND'S INVESTMENT STRATEGIES AND RISKS.......................6

FUND MANAGEMENT.............................................................8

THE FUND'S STRUCTURE.......................................................10

PRICING OF FUND SHARES.....................................................12

HOW TO ACQUIRE AND REDEEM SHARES OF THE FUND...............................13

DIVIDENDS AND OTHER DISTRIBUTIONS..........................................17

TAX CONSEQUENCES...........................................................19

FINANCIAL HIGHLIGHTS.......................................................20

The PayPal Money Market Fund (the "Fund") is designed primarily as an AUTOMATIC SWEEP INVESTMENT for uninvested cash balances in PayPal customer accounts. PayPal customers may choose to have their free cash balances swept into the Fund in order to earn income until the cash is used. Shares of the Fund will be automatically redeemed to pay for transactions such as payments, purchases and other electronic money transfers from PayPal customer accounts.

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THE PAYPAL MONEY MARKET FUND
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INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with stability of capital and liquidity.

STRATEGY

The Fund invests in U.S. dollar-denominated, high quality, short-term money market investments issued by U.S. and foreign issuers.

The Fund is a "feeder fund." A feeder fund does not invest directly in a portfolio of securities. Instead, to pursue its investment objective, it invests all of its assets in another investment company called the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio, a registered open-end management investment company issuing individual interests in multiple series. Barclays Global Fund Advisors ("BGFA") serves as the investment adviser to the Master Portfolio. BGFA, a subsidiary of Barclays Global Investors, N.A., has provided asset management services for over 25 years. As of December 31, 2004, BGFA and its affiliates provided investment advisory services for over $1.3 trillion of assets. To preserve its investors' capital, the Master Portfolio and, through it, the Fund seek to maintain a stable $1 share price.

The Fund's performance will correspond directly to the performance of the Master Portfolio.

This means that you should understand that the discussion of the Fund's investment objectives, strategies and risks are a description of the investment characteristics and risks associated with the investments of the Master Portfolio.


The Master Portfolio may invest up to 10% of its net assets in securities that are deemed to be "illiquid." Illiquid securities may include securities that are subject to restrictions on their resale or securities that may otherwise be difficult to sell promptly at an acceptable price, including repurchase agreements providing for settlement in more than seven days. The Master Portfolio (and, therefore, the Fund) may suffer losses or other costs as a result of delays or difficulties in selling or attempting to sell such securities.


MONEY MARKET FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price. The Fund and the Master Portfolio are money market funds and are subject to these regulations. Some of the regulations are:

o CREDIT QUALITY: Money market funds must invest exclusively in high quality securities. Generally, "high quality securities" are those that are in the top two tiers of short-term credit quality, as ranked by certain nationally recognized statistical rating organizations, or "rating agencies." The Master Portfolio may purchase an unrated security if BGFA determines it to be of comparable quality to those rated securities, using guidelines adopted by the Board of Trustees of the Master Portfolio.

o DIVERSIFICATION: Requirements for diversification limit the Fund's exposure to any given issuer.

o MATURITY: Money market funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months) from the date of acquisition.

MAIN RISKS

YOUR INVESTMENT IS NOT A BANK DEPOSIT. Investments in the Fund and the Master Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default is generally considered unlikely, any default on an investment made by the Master Portfolio could cause the Fund's share price or yield to fall.

FOREIGN SECURITIES CARRY ADDITIONAL RISK. The Master Portfolio may invest in the securities of foreign issuers, so long as they are denominated in U.S. Dollars. Securities of foreign issuers carry additional risks due to reasons ranging from a lack of information about the issuer to the risk of political uncertainties.

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         PERFORMANCE INFORMATION
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The chart and table below show the Fund's performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception compare with those of a broad measure of market performance. Keep in mind that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows the Fund's total returns for the calendar years indicated.


                     PAYPAL MONEY MARKET FUND TOTAL RETURNS

                        2000                    5.56%
                        2001                    2.88%
                        2002                    1.85%
                        2003                    1.16%
                        2004                    1.37%

Best quarter:     1.42% Q2 2000

Worst quarter:    0.26% Q3 2003, Q4 2003, Q1 2004 & Q2 2004

7-day yield (as of Dec. 31, 2004): 2.24%
(Please see www.paypal.com for current yield information.)

This table compares the Fund's average annual returns to the returns of 3-month U.S. Treasury Bills, for one year and since inception.

PAYPAL MONEY MARKET FUND AVERAGE ANNUAL TOTAL RETURNS
(AS OF DECEMBER 31, 2004)

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                                 ONE         FIVE             SINCE
                                 YEAR        YEARS          INCEPTION*
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PayPal Money Market Fund         1.37%       2.54%            2.61%
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U.S. Treasury Bills (3-month)    1.30%       2.86%            2.90%
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* Inception date was November 18, 1999. Benchmark calculated from
  November 30, 1999.

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         FUND FEES AND EXPENSES
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This table describes what you could expect to pay if you buy and hold shares of the Fund. The expenses are deducted from the Fund's assets, which means you pay them indirectly. "Shareholder Fees" are one-time expenses charged to you directly by the Fund. "Operating Expenses" are paid out of Fund assets, so their effect is included in total return.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases                          None
Maximum Deferred Sales Charge (Load)                                      None
Maximum Sales Charge (Load) Imposed in Reinvested Dividends and other None Distributions
Redemption Fee (within 90 days of purchase)                               None
Maximum Account Fee                                                       None
ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
Management Fees(2)                                                       1.10%
Distribution (12b-1) Fees                                                 None
Other Expenses                                                           0.03%

Total Annual Fund Operating Expenses                                     1.13%


NET OPERATING EXPENSES                                                   1.13%
     PAYPAL ASSET MANAGEMENT, INC. (THE "ADVISER") HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S NET OPERATING EXPENSES TO AN ANNUAL RATE OF 0.10%,
     EXCLUDING: THE FEES AND EXPENSES OF THE INDEPENDENT TRUSTEES (AND THEIR INDEPENDENT LEGAL COUNSEL, IF ANY); THE COMPENSATION OF THE CHIEF COMPLIANCE OFFICER (AND CERTAIN FEES AND EXPENSES OF LEGAL COUNSEL RELATING TO THE FUND'S COMPLIANCE PROGRAM, IF ANY); AND THE FUND'S PORTION OF THE TRUSTEES AND OFFICERS/ERRORS AND OMISSIONS LIABILITY INSURANCE PREMIUM. PURSUANT TO THE VOLUNTARY AGREEMENT, THE FUND'S ANTICIPATED MAXIMUM NET OPERATING EXPENSES, WITH THESE EXCLUDED ITEMS, ARE EQUAL TO AN ANNUAL RATE OF 0.13%. WITH THE PRIOR APPROVAL OF THE BOARD OF TRUSTEES, THE ADVISER MAY TERMINATE OR MODIFY THIS VOLUNTARY WAIVER AT ANY TIME. IF THE INVESTMENT ADVISER FOR THE MASTER PORTFOLIO VOLUNTARILY WAIVES OR REIMBURSES CERTAIN OF ITS FEES, THE ADVISER MAY, BUT IS NOT REQUIRED TO, FURTHER REDUCE THE FUND'S NET OPERATING EXPENSES BY A CORRESPONDING AMOUNT OR LESS.


(1) The cost reflects the expenses at both the Fund and the Master Portfolio levels.
(2) Management fees have been restated to reflect current fees. Management fees include a fee equal to 0.10% of the average daily net assets payable at the Master Portfolio level to the investment adviser for the Master Portfolio. The investment adviser for the Master Portfolio may voluntarily waive or reimburse certain of its fees, as it determines, from time to time. Management fees also include a "unified" fee equal to 1.00% of the average daily net assets payable by the Fund to the Adviser. The Adviser provides, or arranges for the provision of administration, transfer agency, pricing, custodial, auditing, and legal services to the Fund, and is responsible for payment of all of the operating expenses of the Fund except the Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the independent trustees (and their legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund's Compliance Program, if any), the Fund's portion of the trustees and officers/errors and omissions liability insurance premium and extraordinary expenses.

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EXAMPLE
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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example uses the same assumptions that are required in all mutual fund prospectuses:

o you invest $10,000 in the Fund for the time periods indicated;

o your investment has a 5% return each year;

o you redeem your shares at the end of the relevant period; and

o the Fund's operating expenses remain the same.


Although your actual costs may be higher or lower, based on these assumptions your costs, at both the Fund and Master Portfolio levels, would be:

    EXAMPLE                      1 YEAR     3 YEARS    5 YEARS     10 YEARS
                                 ------     -------    -------     --------
    PAYPAL MONEY MARKET FUND      $115        $359       $622       $1,375

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              MORE ABOUT THE FUND'S INVESTMENT STRATEGIES AND RISKS
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INVESTMENT STRATEGIES

The Fund and the Master Portfolio emphasize safety of principal and high credit quality. Neither the Fund nor the Master Portfolio may purchase floating-rate instruments ("derivatives") that are considered to be potentially volatile.

The Fund (through its investment in the Master Portfolio) may invest in floating-rate and variable-rate securities only if the following criteria are met:

o The security bears interest at a rate that resets quarterly or more frequently.

o The interest rate reset is based on changes in standard money market rate indices.

o Examples of acceptable standard indices are U.S. Government Treasury bills and London Interbank Offered Rate, among others.

Floating-rate and variable-rate obligations bear interest at rates that are not fixed, but are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. Variable rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invert fluctuating amounts, which may change daily without penalty, pursuant to direct lending arrangements between the Master Portfolio, as lender, and the borrower.

The Fund (through its investment in the Master Portfolio) may purchase instruments that are not rated if, in the opinion of the investment adviser for the Master Portfolio, such obligations are of investment quality comparable to other rated investments that are permitted for purchase by the Master Portfolio and if they are purchased in accordance with the Master Portfolio's procedures adopted by the Master Portfolio's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act.

INVESTMENT RISKS

Asset-Backed Securities: The Master Portfolio may invest in high-quality asset-backed securities. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made regularly, thus in effect "passing through" regular payments made by the individual borrowers on the assets that underlie the securities. The value of these instruments is particularly sensitive to changes in interest rate and general market conditions. The value of asset-backed securities is also affected by the creditworthiness of the individual borrowers.

Floating-Rate and Variable-Rate Risk: Floating- and variable-rate instruments are subject to interest rate and credit risks. Because there is no active secondary market for certain of these obligations, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Master Portfolio is not entitled to exercise its demand rights.

Management Risk: As with any actively managed fund, the Master Portfolio may not be successful in its selection of investment instruments and the strategies used by the Master Portfolio may fail to produce the intended results.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund has adopted policies and procedures regarding disclosure of non-public portfolio information described in the Statement of Additional Information of the Fund, as the same may be amended from time to time.

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FUND MANAGEMENT
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THE INVESTMENT ADVISER FOR THE FUND is PayPal Asset Management, Inc. (the
"Adviser"). The Adviser is a wholly owned subsidiary of PayPal, Inc. ("PayPal") (which, in turn, is a wholly owned subsidiary of eBay Inc.) and its address is 2211 North First Street, San Jose, CA 95131. PayPal is dedicated to providing easy, low-cost services to on-line investors through its continuous emphasis on technology, including the PayPal website and services. Through the world wide web, the Adviser offers access to your Fund account virtually anywhere, at any time. The Adviser was formed in 1999. As of December 31, 2004, it had over $221 million in assets under management.


The Adviser provides the Fund with investment guidance and policy direction and monitors the Fund's investment in the Master Portfolio. The Adviser is subject to general supervision of the Board of Trustees (the "Board") of PayPal Funds (the "Trust") and is required to act in accordance with the investment objective, policies and restrictions of the Fund.

The Adviser also provides or arranges for all of the services that are necessary for the Fund to operate. These include administration, transfer agency, custody and subadvisory services, if any. The Adviser is entitled to an investment advisory fee at an annual rate equal to 1.00% of the Fund's average daily net assets. The Adviser uses the advisory fee to pay all expenses of managing and operating the Fund except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the independent trustees (and their legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund's Compliance Program, if any), and the Fund's portion of the trustees and officers/errors and omissions liability insurance premium and extraordinary expenses. A portion of the advisory fee may be paid by the Adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Adviser.


The Adviser has voluntarily agreed to limit the Fund's net operating expenses to an annual rate of 0.10%, excluding the fees and expenses of the independent trustees (and their legal counsel, if any) the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund's Compliance Program, if any), and the Fund's portion of the trustees and officers/errors and omissions liability insurance premium. As a result of the voluntary expense limit, the Adviser currently does not receive an investment advisory fee. With the prior approval of the Board of Trustees, the Adviser may terminate or modify the voluntary waiver at any time.

For the fiscal years ended December 31, 2002 and December 31, 2003, and December 31, 2004 after contractual and voluntary fee waivers, the Fund did not pay an investment advisory fee.


THE INVESTMENT ADVISER FOR THE MASTER PORTFOLIO is BGFA. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of December 31, 2004, BGFA and its affiliates provided investment advisory services for over $1.3 trillion of assets. BGFA receives a fee from the Master Portfolio at an annual rate equal to 0.10% of the Master Portfolio's average daily net assets.

The Fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio, which includes certain other fees paid by the Master Portfolio, such as accounting, legal and Securities and Exchange Commission ("SEC") registration fees.

THE DISTRIBUTION AGENT for shares of the Fund on the www.paypal.com website is Funds Distributor, Inc., a registered broker-dealer.

The Fund's Statement of Additional Information contains detailed information about the Fund's investment adviser, administrator, and other service providers and is available upon request by emailing customer service at service@paypal.com.

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THE FUND'S STRUCTURE
-------------------------------------------------------------------------------

The Fund is a separate series of the Trust. The Fund seeks to achieve its investment objectives by investing all of its assets in the Master Portfolio. The Master Portfolio is a series of Master Investment Portfolio, which is a registered open-end management investment company. The Master Portfolio has the same investment objective as the Fund.

This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the "feeder" fund) invests all of its assets in a second fund (the "master" fund). In addition to selling its shares to the Fund, the Master Portfolio has sold and is expected to continue to sell its shares to certain other mutual funds or other accredited investors. The expenses paid by these mutual funds and accredited investors may differ from the expenses paid by the Fund and so the returns received by shareholders of other mutual funds or other accredited investors may be different from your returns if you invest in the Fund.

The Board believes that the Fund may realize some economic advantages by investing in the Master Portfolio along with other investors. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interest-holders in the Master Portfolio) would be spread across a larger asset base as more funds or other accredited investors invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the Fund may not realize or may not maintain these expected economic efficiencies.

The Fund may be asked to vote on matters concerning the Master Portfolio. Except as permitted by the SEC, whenever the Fund is requested to vote on a matter pertaining to the Master Portfolio, the Fund will either (a) hold a meeting of the Fund's shareholders and cast its votes as instructed by those shareholders, or (b) subject to approval by the Board, cast the Fund's votes in the same proportion as holders of votes other than the Fund have cast their votes.

The Fund may withdraw its investment in the Master Portfolio if the Board determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund, direct management of the Fund or other pooled investment entity by the Adviser or the hiring of a sub-adviser to manage the Fund's assets.

Investment of the Fund's assets in the Master Portfolio is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio.

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PRICING OF FUND SHARES
-------------------------------------------------------------------------------

The Fund is a true no-load fund, which means that the purchase and sale price of shares is always the net asset value per share ("NAV"), without any deductions for fees from the purchase or sale price.

The Fund's NAV per share is calculated by taking the value of the Fund's net assets (largely cash and interests in the Master Portfolio) and dividing by the number of shares outstanding. The value of these interests in the Master Portfolio is provided by the Master Portfolio. Expenses are accrued daily and applied when determining the Fund's NAV. The NAV for the Fund is determined as of the close of each business day (generally 5:00 p.m., Eastern time) the New York Stock Exchange, Inc. (the "NYSE") and the Fund are open. In general, the Fund will not calculate the NAV of its shares on the days on which the NYSE, or the Fund, is closed for trading. The Fund may change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time, when trading in the market the Master Portfolio invests in is restricted, or if an emergency exists. The Fund is typically open on any day the Federal Reserve banks are open, with the exception of Good Friday.

The Master Portfolio calculates the value of its net assets (i.e., the value of its assets less liabilities) on the same day and at the same time as the Fund. The Master Portfolio's investments are valued each day that the NYSE is open for business, with the exception of Columbus Day and Veterans Day. The Master Portfolio values its securities at amortized cost to account for any premiums or discounts above or below the face value of the securities it buys. The amortized cost method does not reflect daily fluctuations in market value.


FAIR VALUE PRICING

The Fund has adopted fair valuation procedures for use in appropriate circumstances. The Board of Trustees has delegated to PayPal the authority to approve fair value determinations in any situation that would impact the Fund's NAV by less than a penny per share. If the proposed valuation would impact the Fund's NAV by more than a penny per share, then the Valuation Committee of the Board meets to determine an appropriate price. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.


For information regarding the fair value pricing of the Master Portfolio, please see the prospectus of the Master Portfolio.

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HOW TO ACQUIRE AND REDEEM SHARES OF THE FUND
-------------------------------------------------------------------------------

The Fund is available only to on-line investors through PayPal's web site. You will need to do the following to purchase shares of the Fund:

o Enroll as a PayPal user, simply by following the instructions on the PayPal website, at WWW.PAYPAL.COM.


o You are required to provide a date of birth and a Social Security Number or Employer Identification Number to enroll as a PayPal user. Other identification numbers, such as an Individual Taxpayer Identification Number, will not be sufficient.


o You are also required to consent to receive all information about the Fund electronically, both to open an account and during the time you own shares of the Fund.

o If you revoke your consent to receive Fund information electronically, fail to maintain an e-mail account, or close your account, the Fund may redeem your shares (to the extent that this redemption would be allowed under the federal securities laws) and in any case will prohibit additional investments in the Fund, including the reinvestment of dividends.*

o Once you have enrolled as a PayPal user and have consented to receive Fund information electronically, any uninvested cash balance in your PayPal account will be automatically invested in the Fund, according to the terms and conditions of the Fund account.

o Similarly, when you use your PayPal account to transfer money or make a purchase or payment, shares of the Fund then in your account will be sold automatically to cover these transactions.

o You agree that an affiliate of PayPal (such as the transfer agent for the Fund) may redeem shares of the Fund in your account to pay for transfers of funds through PayPal, purchases or any amounts owed to PayPal or Fund Distributors, Inc., as a selling agent. PayPal may redeem or freeze all or a portion of your shares if it concludes, after any investigation it deems appropriate, that you are obligated to PayPal or another party for any setoff or refund in connection with a PayPal transaction.

-----------------
* The staff of the SEC has informally indicated its view that the Fund may not involuntarily redeem your shares if you revoke your consent to receive shareholder documents electronically or fail to maintain an e-mail account. However, should the SEC's position on this issue change, the Fund intends to involuntarily redeem your shares under such circumstances.

ON-LINE INVESTOR REQUIREMENTS

The Fund is designed specifically for on-line investors who are customers of PayPal. The Fund requires its shareholders to consent to receive all shareholder information about the Fund electronically.

Shareholder information includes, but is not limited to,

o prospectuses,

o financial reports,

o confirmations,


o 1099-DIV statements,


o proxy solicitations, and

o financial statements.

Shareholders may also receive other correspondence from PayPal through their e-mail account. By opening an account for the Fund, you certify that you have access to the Internet and a current e-mail account, and you acknowledge that you have the sole responsibility for providing a correct and operational e-mail address. You may incur costs for on-line access to shareholder documents and maintaining an e-mail account.

If you rescind your consent to receive shareholder information electronically, or fail to maintain an e-mail account, the Fund may redeem your position in the Fund (to the extent that this redemption would be allowed under federal securities laws).* If it becomes lawful to involuntarily redeem in these circumstances, the Fund will remind you of the involuntary redemption policy before giving effect to the revocation of your consent. If the Fund involuntarily redeems your shares, you may experience adverse tax consequences. If your shares are involuntarily redeemed, you will receive paper copies of all shareholder information until all of your shares have been redeemed and the proceeds have been credited to your account, or you have otherwise received the redemption proceeds. The Fund reserves the right to deliver paper copies of documents in certain circumstances, at no cost to the investor.

----------------
* The staff of the SEC has informally indicated its view that the Fund may not involuntarily redeem your shares if you revoke your consent to receive shareholder documents electronically or fail to maintain an e-mail account. However, should the SEC's position on this issue change, the Fund intends to involuntarily redeem your shares under such circumstances.

ACQUIRING AND REDEEMING SHARES OF THE FUND

You can begin accumulating shares of the Fund as soon as you register as a PayPal user and have deposited funds in your PayPal account. Your share price will be the NAV next determined after the Fund receives your deposit of funds, which normally will be $1.00 per share.

Fund shares are automatically purchased for PayPal users who have completed the steps outlined above. Any unused cash balance in your PayPal account will be automatically invested in (or "swept" into) shares of the Fund. Similarly, shares of the Fund in your account will be automatically redeemed (or "swept" from your account) in order to pay for any transaction that you have authorized, including purchases, payments and other electronic fund transfers. The automatic sweep occurs once a day as all transactions for that day are reconciled. The prospectus for the Fund is readily available for viewing and printing on the PayPal website (WWW.PAYPAL.COM).

IF YOU DO NOT CONSENT TO RECEIVE ALL FUND DOCUMENTATION ELECTRONICALLY YOU WILL NOT BE ELIGIBLE TO ACQUIRE SHARES OF THE FUND.

         MINIMUM INVESTMENT REQUIREMENTS

For your initial investment in the Fund                               $0.01
Additional shares of the Fund                                         $0.01
Continuing minimum investment                                         $0.01
Maximum Account Balance                                              $100,000

ACCESSING ACCOUNT INFORMATION

For information on how to access account information electronically and to register as a PayPal user, please refer to the online assistant at WWW.PAYPAL.COM available 24 hours a day.

REDEMPTIONS

Fund shares are redeemed automatically to pay for transactions that you have authorized, such as purchases, payments and other electronic money transfers. The automatic "sweep" from your shares will occur once each day as that day's transactions are reconciled.

You may not sell shares of the Fund that you do not own. In other words, you may neither "short" shares of the Fund nor borrow shares of the Fund to cover the cost of any transaction.


Redemption Delays. The automatic redemption (and therefore, your ability to conduct PayPal transactions with proceeds from the sale of Fund shares) may be suspended, to the extent permitted by applicable law, during any period in which
(i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (iv) trading in the market the Master Portfolio invests in is restricted as determined by the SEC.

However, there may be instances where technical difficulties, including system failures, could suspend or prevent redemptions.


CHANGING YOUR ACCOUNT INFORMATION

o For your protection, you will be required to change your PayPal user information on the PayPal's website, www.paypal.com, if you wish to change certain information that you provided when you first registered as a PayPal user. This procedure is designed to protect you and the Fund against fraudulent transactions by unauthorized persons.

CLOSING YOUR ACCOUNT

If you do not maintain an email address or if you terminate your ability to electronically access www.paypal.com, the Fund may redeem all of your shares in your Fund account (to the extent that this redemption would be allowed under federal securities laws).

--------------------------------------------------------------------------------
         DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THAT THE FUND EARNS.

The Fund distributes substantially all of its net investment income to its shareholders. The Fund declares a dividend on every business day. Dividends are credited to shareholder accounts monthly. Capital gains, if any, are distributed at least annually.

The Fund may make additional distributions if necessary.

All of your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the reinvestment date. If you revoke your consent to receive shareholder information electronically, fail to maintain an e-mail account, or close your account, you will not be permitted to reinvest your dividends in additional Fund shares.

FREQUENT TRADING

Short-term or excessive trading ("frequent trading") of a mutual fund's shares by shareholders is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the fund's share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund's portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading could pose the risk of lower returns for long-term shareholders of the Fund.

Money market funds such as the Fund generally are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles, which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, the Fund reserves the right to reject any purchase or exchange order for its shares for any reason and thus may exercise such right in the event it determines that a purchase or exchange order is disruptive to the Fund's management or otherwise. The Fund's procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase or exchange orders it determines in its discretion to be disruptive. The Fund may change it policies relating to frequent trading at any time without prior notice to shareholders.

--------------------------------------------------------------------------------
         TAX CONSEQUENCES
--------------------------------------------------------------------------------

YOUR FUND DIVIDENDS AND OTHER DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES.

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not be required to pay income tax on amounts it distributes to shareholders. YOU WILL GENERALLY BE TAXED ON THE DISTRIBUTIONS THAT ARE CREDITED TO YOUR ACCOUNT, REGARDLESS OF WHETHER YOU WITHDRAW THE DISTRIBUTION AND EVEN IF THE DISTRIBUTION IS REINVESTED IN SHARES OF THE FUND.

If the Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sold them for, and how long you held them.

Dividends will normally be reported to shareholders for tax reporting purposes on a Form 1099-DIV. The Fund's policy is not to send that Form to any shareholder who has received less than $10.00 of dividends in a given year. If applicable, the Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service ("IRS") that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

------------------------------------------------------------------------------------------------------------------------------------
         FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for the four years ended December 31, 2004 has been audited by PricewaterhouseCoopers LLP , whose report, along with the Fund's financial statements, is included in the annual report. Financial Highlights for the year ended
December 31, 2000 were audited by another firm of independent accountants. The annual report is available at www.paypal.com.

PayPal Money Market Fund
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

----------------------------------------------------------------------------------------------------------------------------------
                                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                              DEC. 31, 2004     DEC. 31, 2003     DEC. 31, 2002     DEC. 31, 2001     DEC. 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $      1.00       $      1.00       $      1.00        $      1.00      $      1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.01              0.01              0.02               0.03             0.05
  Net realized and unrealized
  gain on investments                                0.00(a)           0.00(a)           0.00(a)            0.00(a)          --

TOTAL FROM INVESTMENT OPERATIONS                     0.01              0.01              0.02               0.03             0.05
LESS DISTRIBUTIONS FROM:
  Net investment income                             (0.01)            (0.01)            (0.02)             (0.03)           (0.05)
Total distributions                                 (0.01)            (0.01)            (0.02)             (0.03)           (0.05)
NET ASSET VALUE, END OF YEAR                  $      1.00       $      1.00       $      1.00        $      1.00      $      1.00
TOTAL RETURN                                         1.37%             1.16%             1.85%              2.86%            5.56%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000s)              $   221,052       $   200,872       $   169,357        $    82,207      $    75,890
  Ratio of expenses to average
   net assets(b)                                     0.08%             0.11%             0.10%              1.46%            1.38%
  Ratio of net investment income to
   average  net assets(b)                            1.37%             1.14%             1.80%              2.80%            5.32%

----------------------------------------------------------------------------------------------------------------------------------

  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed expenses(b)                   1.93%             1.91%             1.90%              1.90%            1.75%
  Ratio of net investment income
   (loss) to average net assets
   prior to waived fees and
   reimbursed expenses(b)                           (0.48)%           (0.66)%            0.00%(a)           2.36%            4.95%

----------------------------------------------------------------------------------------------------------------------------------

(a) Rounds to less than $0.01 or 0.01%.

(b) These ratios include the Fund's share of expenses charged to the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

[Outside back cover page.]

More information about the Fund is contained in the Statement of Additional Information of the Fund ("SAI"). The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). You may also learn more about the Fund's investments by reading the Fund's most recent annual or semi-annual report to shareholders.

You may obtain a copy of the SAI and the most recent annual or semi-annual report without charge by emailing customer service at service@paypal.com or by calling (888) 215-5506. The most recent annual or semi-annual report is also available on this website, www.paypal.com. Shareholders will be alerted by e-mail whenever a prospectus amendment, annual or semi-annual report is available. Shareholder may make inquiries to the Fund by emailing customer service at service@paypal.com or by calling (888) 215-5506.

The Securities and Exchange Commission (the "SEC") maintains an Internet website (http://www.sec.gov) that contains the SAI, other material incorporated into this Prospectus by reference, and other information about the Fund. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090.

PAYPAL
P.O. BOX 45950
OMAHA, NE 68145-0950
(888) 215-5506
HTTP://WWW.PAYPAL.COM

Investment Company Act file no.: 811-09381

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                            PAYPAL MONEY MARKET FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                            PAYPAL MONEY MARKET FUND


                                 APRIL 30, 2005


This Statement of Additional Information ("SAI") is not a prospectus. This SAI should be read together with the Prospectus for the PayPal Money Market Fund, (the "Fund"), dated April 30, 2005 (as amended from time to time).


To obtain a copy of the Fund's Prospectus and the Fund's most recent report to shareholders report free of charge, please access our Website online (WWW.PAYPAL.COM). The Fund is for on-line investors that are customers of PayPal. Only investors who consent to receive all information about the Fund electronically may invest in the Fund.

                               TABLE OF CONTENTS

                                                                           PAGE


HISTORY OF THE FUND......................................................     1

THE FUND ................................................................     1

INVESTMENT STRATEGIES AND RISKS..........................................     1

FUND POLICIES............................................................    11

MASTER PORTFOLIO POLICIES................................................    13

TRUSTEES AND OFFICERS....................................................    16

INVESTMENT MANAGEMENT....................................................    21

SERVICE PROVIDERS........................................................    23


MASTER PORTFOLIO BROKERAGE ALLOCATION....................................    25

ORGANIZATION, DIVIDEND AND VOTING RIGHTS.................................    26

SHAREHOLDER INFORMATION..................................................    27

PROXY VOTING.............................................................    29

DISCLOSURE OF PORTFOLIO HOLDINGS.........................................    29

TAXATION.................................................................    29

MASTER PORTFOLIO ORGANIZATION............................................    32

FINANCIAL STATEMENTS.....................................................    34

APPENDIX.................................................................    35

HISTORY OF THE FUND

The PayPal Money Market Fund (the "Fund") is a diversified series of PayPal Funds (the "Trust"). The Trust, which changed its name from X.com Funds on March 9, 2001, is organized as a Delaware statutory trust and was formed on June 3, 1999. The Fund, originally known as X.com U.S.A. Money Market Fund, changed its name to X.com Money Market Reserve Fund effective July 21, 2000, to Money Market Reserve Fund on November 14, 2000, to PayPal Money Market Reserve Fund on January 8, 2001, and to PayPal Money Market Fund effective January 22, 2002.

THE FUND

The Fund is classified as a diversified open-end, management investment company.

Investment Objective


As its investment objective, the Fund seeks to provide shareholders with a high level of current income, consistent with stability of capital and liquidity. The Fund seeks to achieve this investment objective by investing all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"), which, in turn, invests its assets in U.S. dollar-denominated, high-quality money market instruments with remaining maturities of 397 calendar days or less, and a dollar-weighted average portfolio maturity of 90 days or less, from date of acquisition.


The investment objective of the Fund is non-fundamental, and therefore, a shareholder vote is not required for the Fund to change its investment objective.

Master Portfolio. MIP is an open-end management investment company organized as a Delaware statutory trust. The policy of the Fund to invest all of its assets in a Master Portfolio of MIP is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio.

INVESTMENT STRATEGIES AND RISKS

Because the Fund invests all its assets in the Master Portfolio, the investment characteristics and investment risks of the Fund correspond to those of the Master Portfolio. The assets of the Master Portfolio consist only of obligations maturing within 397 calendar days from the date of acquisition (as determined in accordance with the regulations of the Securities and Exchange Commission (the "SEC")), and the dollar-weighted average portfolio maturity of the Master Portfolio may not exceed 90 days. The securities in which the Master Portfolio may invest may not yield as high a level of current income as may be achieved from securities with less liquidity and less safety.

The following information supplements the discussion in the Fund's Prospectus of the principal investment strategies, policies and risks that pertain to the Master Portfolio and, accordingly, to the Fund. In addition to discussing the principal risks of investing in the Master Portfolio and the Fund, this section also describes the non-principal risks of such investments. These investment strategies and policies may be changed without shareholder approval unless otherwise noted.


ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES. The Master Portfolio may invest in asset-backed and commercial mortgaged-backed securities. Asset-backed securities are securities backed by consumer and commercial receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in "pools" of assets in which payments on the securities are made on a regular basis. The payments are, in effect, "passed through" to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The Master portfolio may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of the Investment Company Act of 1940, as amended ("1940 Act").


BANK OBLIGATIONS. The Master Portfolio may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by the Master Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC").

Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Master Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Master Portfolio, depending on the principal amount of the CDs of each bank held by the Master Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Master Portfolio generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on amounts realized on the obligations. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and (2) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.



COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. The Master Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Master Portfolio monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Master Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than 13 months remaining to maturity at the date of settlement. The Master Portfolio will invest only in such corporate bonds and debentures that its investment adviser deems appropriate, in accordance with Rule 2a-7 under the 1940 Act. Subsequent to its purchase by the Master Portfolio, an issuer of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. The investment adviser to the Master Portfolio will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.


FLOATING- AND VARIABLE- RATE OBLIGATIONS. The Master Portfolio may purchase floating- and variable-rate obligations. The Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 calendar days. Variable rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.


These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and the Master Portfolio may invest in obligations that are not so rated only if its investment adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Master Portfolio may invest. The Master Portfolio's investment adviser considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio's portfolio.

FOREIGN OBLIGATIONS. The Master Portfolio may invest in certain securities of non-U.S. issuers. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

Obligations of Foreign Governments, Supranational Entities. The Master Portfolio may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by its investment adviser to be of comparable quality to the other obligations in which the Master Portfolio may invest. The Master Portfolio may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Master Portfolio's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. The Master Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolio will generally purchase securities with the intention of acquiring them, the Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the Master Portfolio's investment advisor.

When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period before the securities are paid for and delivered on the settlement date. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Securities purchased on a when-issued or forward commitment basis may expose the Master Portfolio to risk because they may experience fluctuations in value prior to their actual delivery. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.


FUNDING AGREEMENTS. The Master Portfolio may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The Master Portfolio will purchase short-term funding agreements only from banks and insurance companies.


The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Master Portfolio may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by MIP's Board of Trustees (the "Master Board"). Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of the Master Portfolio's assets than if the value were based on available market quotations.

ILLIQUID SECURITIES. The Master Portfolio may invest in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

INVESTMENT COMPANY SECURITIES. The Master Portfolio may invest in shares of other open-end investment companies including investment companies that are affiliated with the Master Portfolio and its investment adviser that invest exclusively in high-quality short-term securities to the extent permitted under the 1940 Act. The Master Portfolio may also purchase shares of exchange listed closed-end funds, to the extent permitted under the 1940 Act. As a general matter, under the 1940 Act, investment in such securities is limited to: (i) 3% of the outstanding voting stock of any one investment company, (ii) 5% of a Master Portfolio's total assets with respect to any one investment company and
(iii) 10% of a Master Portfolio's total assets with respect to all such companies in the aggregate.

LETTERS OF CREDIT. Certain debt obligations, certificates of participation, commercial paper and other short-term obligations which the Master Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must, in the opinion of the Master Portfolio's investment adviser, be of investment quality comparable to other permitted investments of the Master Portfolio.


LOAN PARTICIPATION AGREEMENTS. The Master Portfolio may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Master Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Master Portfolio derives its rights from the intermediary bank that sold the loan participation. Such loans must be to issuers in whose obligations the Master Portfolio may invest.


Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for the Master Portfolio to assert its rights against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Master Portfolio could be subject to delays, expenses, and risks, which are greater than those that would have been involved if the Master Portfolio had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Master Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Master Portfolio also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Master Portfolio may be treated as illiquid. If a loan participation is determined to be illiquid is will be valued at its fair market value as determined by procedures approved by the Master Board. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of the Master Portfolio's assets than if the value were based on available market quotations.


LOANS OF PORTFOLIO SECURITIES. The Master Portfolio may lend its securities to certain creditworthy borrowers, including borrowers affiliated with the Master Portfolio's adviser. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. The Master Portfolio may terminate a loan at any time and obtain the return of the securities loaned. The Master Portfolio receives the value of any interest or cash or non-cash distributions paid on the securities loaned.


With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Master Portfolio is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Master Portfolio is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Master Portfolio or through one or more joint accounts or money market funds, including those managed by its adviser.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Master Portfolio has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Master Portfolio's securities as agreed, the Master Portfolio may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

The Master Portfolio may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Master Portfolio's Board of Trustees. Barclays Global Investors, N.A. ("BGI") acts as securities lending agent for the Master Portfolio subject to the overall supervision of its adviser. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.


MORTGAGE PASS-THROUGH SECURITIES. The Master Portfolio may invest in mortgage pass-through securities which are a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government-sponsored enterprises, including: the Government National Mortgage Association, Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.


MUNICIPAL OBLIGATIONS. The Master Portfolio may invest in municipal obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or an short-term financing in anticipation of longer-term debt.

The Master Portfolio will invest in "high-quality" (as that term is defined in Rule 2a-7 of the 1940 Act) long-term municipal bonds, municipal notes and short-term commercial paper, with remaining maturities not exceeding 13 months.

PARTICIPATION INTERESTS. The Master Portfolio may invest in participation interests in any type of security in which the Master Portfolio may invest. A participation interest gives the Master Portfolio an undivided interest in the underlying securities in the proportion that the Master Portfolio's participation interest bears to the total principal amount of the underlying securities.

REPURCHASE AGREEMENTS. The Master Portfolio may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Master Portfolio will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found satisfactory by its adviser.

RESTRICTED SECURITIES. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to the Master Portfolio. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the restricted security's holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell a security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. The Master Portfolio will primarily invest in money market instruments. The instruments in which the Master Portfolio may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), banker's acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Services, Inc. ("Moody's") or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by the Master Portfolio's investment advisor; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days (13 months) to the date of settlement and that are deemed appropriate by the Master Portfolio's investment adviser in accordance with Rule 2a-7; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and that, in the opinion of the Master Portfolio's investment advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio.


U.S. GOVERNMENT OBLIGATIONS. The Master Portfolio may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States. Other obligation of such agencies or instrumentalities of the U.S. Government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.


In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

UNRATED, DOWNGRADED AND BELOW INVESTMENT GRADE INVESTMENTS. The Master Portfolio may purchase instruments that are not rated if, in the opinion of its investment adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Master Portfolio and if such instruments are purchased in accordance with the Master Portfolio's procedures in accordance with Rule 2a-7 of the 1940 Act. Such procedures require approval or ratification by the Master Board of the purchase of unrated securities. After purchase by the Master Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Master Portfolio. Neither event will require a sale of such security by the Master Portfolio provided that when a security ceases to be rated, the investment adviser for the Master Portfolio determines that such security presents minimal credit risks and provided further that, when a security is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Master Portfolio's investment adviser finds that the sale of such security would not be in the Master Portfolio's best interests. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.

FUND POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND

The following are the Fund's fundamental investment restrictions and cannot be changed without shareholder approval, which would require a vote of a majority of the outstanding shares of the Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

The Fund may not:

1. purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities, and provided further that the Fund reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the SEC or its staff).

2. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

3. purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

4. underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as Fund shall not constitute an underwriting for purposes of this paragraph.

5. borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

6. purchase the securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund's cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

7. make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained by the Fund thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

With respect to paragraph 1, the Fund looks through to the investment of the Master Portfolio to determine the Fund's concentration in accordance with this investment policy. The phrase "principal business activity" used in the restriction refers to an issuer's primary economic activity as determined by Bloomberg, which assigns industry classifications to issuers of securities.

With respect to paragraph 5, the 1940 Act currently allows the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Under the 1940 Act, the Fund may borrow from a bank provided, that immediately after any such borrowings there is an asset coverage of at least 300% for all borrowings. In the event that such asset coverage falls below 300%, the Fund must, within three days (not including Sundays and holidays) or such longer period as the SEC may allow, reduce the amount of its borrowings to an extent that the asset coverage is at least 300%.

With respect to paragraph 7, the 1940 Act and regulatory interpretations currently limit the percentage of the Fund's securities that may be loaned to one-third of its total assets.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND

The following are the Fund's non-fundamental operating restrictions, which may be changed by the Fund's Board of Trustees without shareholder approval.

1. The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company; (ii) 5% of the Fund's total assets with respect to any one investment company; and (iii) 10% of the Fund's total assets in the aggregate. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees that would be in additions to those charged by the Fund.

2. The Fund may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

3. The Fund may lend securities from its portfolio to brokers, dealers, financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

MASTER PORTFOLIO POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Master Portfolio may not:


1. purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio's investments in that industry would equal or exceed 25% of the current value of the Master Portfolio's total assets, provided that this restriction does not limit the Master Portfolio's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities, and provided further that the Master Portfolio reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the SEC or its staff);

2. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

3. purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;

4. underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Master Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Master Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio shall not constitute an underwriting for purposes of this paragraph;

5. borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

6. purchase the securities of any issuer if, as a result, with respect to 75% of the Master Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Master Portfolio's cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies; or

7. make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.


With respect to paragraph 5, the 1940 Act currently allows the Master Portfolio to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph 7, the 1940 Act and regulatory interpretations currently limit the percentage of the Master Portfolio's securities that may be loaned to one-third of the value of its total assets.

MASTER PORTFOLIO: NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The Master Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

As a matter of non-fundamental policy:

1. The Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act including the rules, regulations and exemptive orders obtained thereunder; provided, however, that the Master Portfolio, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

2. The Master Portfolio may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale,
   (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

3. The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

4. The Master Portfolio may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

5. The Master Portfolio may not write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Master Portfolio may purchase securities with put rights in order to maintain liquidity.

6. The Master Portfolio may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities.

7. The Master Portfolio may not make investments for the purpose of exercising control or management; provided that the Master Portfolio may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio, without regard to the limitations set forth in this paragraph.

TRUSTEES AND OFFICERS

The management and affairs of the Fund are supervised by the Board of Trustees (the "Board") of the Trust. The
Trustees and officers of the Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period) and other directorships they hold, and the number of investment companies managed by PayPal they oversee are set forth below. Unless otherwise noted, the address of each officer is c/o PayPal, Inc., 2211 North First Street, San Jose, CA 95131. Each officer holds office for his or her lifetime unless that individual resigns, retires or is otherwise removed or replaced.

DISINTERESTED TRUSTEES(1)
-------------------------------------------------------------------------------------------------------------------
                                                          Number of
                                             Term of    Portfolios in
                             Position(s)   Office and    Fund Complex         Principal Occupation(s) During
      Name, Address,          Held with     Length of    Overseen by                  Past 5 Years;
          And Age             the Trust    Time Served     Trustee         Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------------------
Kevin T. Hamilton            Trustee and   Since           One             President, Rice Hall James & Associates
                             Chairman2     1999                            (investment advisor) (January 2002 -
Rice Hall James &                                                          present); formerly, Principal and
Associates                                                                 Portfolio Manager, Messner & Smith
600 W. Broadway,                                                           Investment Management Limited (1999-2001).
Suite 1000
San Diego, CA  92101

Born in 1961
-------------------------------------------------------------------------------------------------------------------

Richard D. Kernan            Trustee3      Since           One             CFO, Acacia Pacific Holdings, Inc.
                                           2002                            (insurance administrator) (2003-present);
Acacia Pacific Holdings,                                                   Associate, Sinclair Ventures, LLC
Inc.                                                                       (private investment firm) (2001-2003);
50 California Street                                                       CFO, Claims, Fireman's Fund Insurance
San Francisco, CA 94111                                                    Company (2000-2001); COO, Combined
                                                                           Benefits Insurance Company (1995-1999).
Born in 1945
-------------------------------------------------------------------------------------------------------------------
Gregory N. River             Trustee       Since           One             Senior Vice President, Callan Associates
                                           1999                            Inc. (investment management consulting)
114 Sansome Street, Suite                                                  (2003-present); President and Chief
200                                                                        Operating Officer, U.S. Foursis System
San Francisco, CA 94104                                                    Sales, Inc. (digital print hardware and
                                                                           software manufacturer) (2001-2003; Vice
Born in 1954                                                               President, Off-Road Capital (private
                                                                           equity) (2000-2001); President and
                                                                           Founder, Paladin Consulting Company
                                                                           (Institutional Investment Consulting)
                                                                           (1991-2000).

-------------------------------------------------------------------------------------------------------------------
(1) Disinterested Trustees are those Trustees who are not "interested persons" of the Trust as defined in the
    1940 Act.
(2) Served as Chairman since 2004.
(3) Mr. Kernan served as an Advisory Trustee from January 2001 through August 2002.

INTERESTED TRUSTEE(1)
-------------------------------------------------------------------------------------------------------------------
                                                          Number of
                                             Term of    Portfolios in
                             Position(s)   Office and    Fund Complex         Principal Occupation(s) During
      Name, Address,          Held with     Length of    Overseen by                  Past 5 Years;
          And Age             the Trust    Time Served     Trustee         Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------------------
John T. Story 2              Trustee       Since           One             Director of Finance, PayPal, Inc.,
                                           1999                            (2003-present); Executive Vice President,
 c/o PayPal, Inc.                                                          PayPal, Inc., (1999-2003); President,
2211 North First Street                                                    John T. Story & Associates (mutual fund
San Jose, CA 95131                                                         consulting) (1998-99).

Born in 1940
-------------------------------------------------------------------------------------------------------------------
(1) Interested Trustees are those Trustees who are "interested persons" of the Trust as defined in the 1940 Act.
(2) Mr. Story is deemed to be an "interested" Trustee of the Trust because of his affiliation with PayPal, Inc., the parent of PayPal Asset Management, Inc., the Fund's investment adviser.

PRINCIPAL OFFICERS
-------------------------------------------------------------------------------------------------------------------
                              Position(s)   Term of Office
                               Held with     and Length of    Principal Occupation(s) During Past 5 Years; Other
  Name, Address, and Age       the Trust      Time Served                     Directorships Held
-------------------------------------------------------------------------------------------------------------------
John T. Story                President      Since 2000       See Interested Trustee table
c/o PayPal, Inc.
2211 North First Street,
San Jose, CA 95131

Born in 1940
-------------------------------------------------------------------------------------------------------------------
Edward Fong                  Treasurer      Since February   Treasurer, PayPal, Inc. (January 2003 - present);
                             and Chief      2003             Director and Treasurer, PayPal Asset Management,
Born in 1963                 Financial                       Inc. (2004 - present); President, PayPal Asset
                             Officer                         Management, Inc. (January 2003 - present); Assistant
                                                             Treasurer, eBay, Inc. (1999-January 2003).
-------------------------------------------------------------------------------------------------------------------
John Muller                  Secretary      Since 2001       General Counsel, PayPal, Inc. and PayPal Asset
                                                             Management, Inc. (2000-present); Director, PayPal
Born in 1961                                                 Asset Management, Inc. (August 2001-present);
                                                             Partner, Brobeck, Phleger & Harrison (San Francisco)
                                  (1998-2000).
-------------------------------------------------------------------------------------------------------------------
George Jones                 Chief          Since 2004       Director, Regulatory Compliance, PayPal Inc. (March
                             Compliance                      2004-Present), Director and Senior Compliance
Born in 1969                 Officer                         Officer, UBS AG (New York & London) (January 1999-
                                                             February 2004)
-------------------------------------------------------------------------------------------------------------------

The Trust has a standing Audit Committee, which is comprised entirely of the Disinterested Trustees. Currently, the members of the Audit Committee are Mr. Kernan, Mr. Hamilton and Mr. River. The Audit Committee is responsible for, among other things: recommending the selection, retention, compensation or termination of the independent auditors; reviewing with the independent auditors the scope and results of the annual audit; discussing with Trust management the performance of the independent auditors and their recommendation with respect to the reasonableness of the auditors' fees; reviewing the Fund's annual report to shareholders and any significant underlying accounting policies; reviewing with the Fund's independent auditors the adequacy and effectiveness of relevant internal controls and procedures and the quality of the staff implementing such controls and procedures; reporting to the full Board on a regular basis; and making recommendations as it deems necessary or appropriate. During the fiscal year ended December 31, 2004, the Audit Committee held two meetings.

The following table shows the Trustees' ownership of the Fund as of December 31, 2004. The family of investment companies referred to in the table is comprised only of the Fund.

                                                       AGGREGATE DOLLAR RANGE OF
                                                       EQUITY SECURITIES IN ALL
                                                         REGISTERED INVESTMENT
                                                         COMPANIES OVERSEEN BY
                              DOLLAR RANGE OF EQUITY     TRUSTEE IN FAMILY OF
         NAME OF TRUSTEE      SECURITIES IN THE FUND     INVESTMENT COMPANIES

  DISINTERESTED TRUSTEES

  Richard D. Kernan                    None                      None
  Kevin T. Hamilton                    None                      None
  Gregory N. River                     None                      None

  INTERESTED TRUSTEE

  John T. Story                        None                      None


As of April 1, 2005, none of the Disinterested Trustees (or their immediate family members) held an ownership interest in PayPal Asset Management, Inc., the Fund's investment adviser, PayPal, Inc., or eBay Inc.

As of April 1, 2005, all Trustees and officers as a group owned less than 1% of the outstanding shares of the Fund.


                               COMPENSATION TABLE


The Trust pays Disinterested Trustees an annual retainer equal to $4,000 plus a fee of $1,000 per Board meeting attended for the Fund, or committee meeting attended on a date no Board meeting is held. In addition, the Trust reimburses each of the Disinterested Trustees for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement from the Trust. The following table shows each Disinterested Trustee's compensation for the fiscal year ended December 31, 2004:


--------------------------------------------------------------------------------------------------------------------

                                 Aggregate       Pension or Retirement     Estimated Annual     Total Compensation
                             Compensation from    Benefits Accrued As       Benefits Upon      From Fund and Trust
      Name of Person              the Fund       Part of Fund Expenses        Retirement         Paid to Trustees
--------------------------------------------------------------------------------------------------------------------


Kevin T. Hamilton                  $8,000                 None                   None                 $8,000
Richard D. Kernan                  $8,000                 None                   None                 $8,000
Gregory N. River                   $8,000                 None                   None                 $8,000


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


A shareholder that owns 25% or more of the Fund's voting securities is in control of the Fund on matters submitted to a vote of shareholders. The following table shows those shareholders owning 5% or more of the shares of the Fund as of March 31, 2005:


                                                               Percentage of
     Name and Address               Shares Held              Outstanding Shares
     ----------------               -----------              ------------------

       PayPal, Inc.
  2211 North First Street
    San Jose, CA 95131             $20,389,185.60                  7.7%


INVESTMENT MANAGEMENT


INVESTMENT ADVISER. Under an Investment Advisory Agreement (the "Investment Advisory Agreement") with the Trust, PayPal Asset Management, Inc. ("Investment Adviser") provides investment advisory services to the Fund. The Investment Adviser is a wholly owned subsidiary of PayPal, Inc., a Delaware corporation (which, in turn, is a wholly owned subsidiary of eBay Inc., a Delaware corporation.) On August 17, 2004, the Board, including a majority of Disinterested Trustees meeting in person, approved the continuation of the Investment Advisory Agreement until February 28, 2005. At a meeting held on February 28, 2005, the Board then approved the continuation of the Investment Advisory Agreement for an additional period of 12 months.

In approving the continuation of the Investment Advisory Agreement, the Board had before it information that allowed the Trustees to evaluate the experience of the Adviser's key personnel, the quality of services the Adviser has provided and is expected to provide to the Fund, and the compensation proposed to be paid to the Adviser. The Trustees were asked to give appropriate consideration to all factors deemed to be relevant to the Fund, including, but not limited to the factors listed below. In approving the continuation of the Investment Advisory Agreement, the Trustees considered several factors in respect of the advisory fee level specified in the Investment Advisory Agreement, as follows: (1) the favorable quality of services provided to the Fund since its commencement of operations, as evidenced by the absence of any noteworthy problems related to compliance, operations or performance; (2) the positive relationship of the Adviser with the Trust and the Trustees, including the satisfactory communication and responsiveness of the Adviser to requests for information by the Disinterested Trustees; (3) the performance of the Fund since commencement of operations, particularly its very competitive performance against peer money market funds for more recent periods that reflect the effect of voluntary fee waivers by the Adviser; (4) the competitive compensation payable by the Trust to the Adviser under the Investment Advisory Agreement particularly for more recent periods where no net advisory fee has been paid to the Adviser and; (5) the favorable history, reputation, qualification and background of the Adviser, as well as the satisfactory qualifications of its personnel and financial condition. The Trustees also considered the unique nature of the unified fee charged by the Investment Adviser and that the Investment Adviser would be responsible under that arrangement for paying all of the operating expenses of the Fund except the Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the Disinterested Trustees (and their legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund's Compliance Program, if any), and the Fund's portion of the trustees and officers/errors and omissions liability insurance premium and extraordinary expenses. Based upon their review, the Trustees determined that the terms of the Investment Advisory Agreement were reasonable, fair and in the best interests of investors in the Fund.

Subject to general supervision of the Trust's Board and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Adviser provides the Fund with ongoing investment guidance, policy direction and monitoring of the Master Portfolio. The Investment Adviser may in the future manage cash and money market instruments for cash flow purposes. The Investment Adviser also provides or arranges for administration, transfer agency, custody and all other services necessary for the Fund to operate. The Investment Adviser was formed in November 1999. As of December 31, 2004, it had over $221 million in assets under management. The Fund pays the Investment Adviser an investment advisory fee at an annual rate equal to 1.00% of its average daily net assets.

The Adviser has voluntarily agreed to limit the Fund's net operating expenses to an annual rate of 0.10%, excluding the fees and expenses of the Disinterested Trustees (and their independent legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund's Compliance Program, if any), and the Fund's portion of the trustees and officers/errors and omissions liability insurance premium. As a result of the voluntary expense limit, the Adviser currently does not receive an investment advisory fee. With the prior approval of the Board of Trustees, the Adviser may terminate or modify this voluntary waiver at any time.

For the last three fiscal years ended December 31, 2002, December 31, 2003, and December 31, 2004, the Fund paid the following amounts as investment advisory fees:


                            GROSS          WAIVERS/REIMBURSEMENT           NET


Year Ended 12/31/02       $2,123,073            $2,123,073                 $0
Year Ended 12/31/03       $3,786,912            $3,786,912                 $0
Year Ended 12/31/04       $3,460,297            $3,460,297                 $0

THE MASTER PORTFOLIO'S INVESTMENT ADVISER. The Master Portfolio's investment adviser is Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays") and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided assets management, administration and advisory services for over 25 years. As of December 31, 2004, BGFA and its affiliates provided investment advisory services for over $1.3 trillion of assets. Pursuant to an Advisory Contract ("Advisory Contract") with the Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. Pursuant to the Advisory Contract, BGFA furnishes to the Master Board periodic reports on the investment strategy and performance of the Master Portfolio. BGFA receives fees from the Master Portfolio at an annual rate equal to 0.10%, of the Master Portfolio's average daily net assets. This advisory fee is an expense of the Master Portfolio borne proportionately by its interestholders, including the Fund. For the last three fiscal years ended December 31, 2002, December 31, 2003, and December 31, 2004 the Fund paid the following amounts to
BGFA:

               Year Ended 12/31/02                         $118,034
               Year Ended 12/31/03                         $210,510
               Year Ended 12/31/04                         $96,894


BGFA has agreed to provide to the Master Portfolio, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio's investment portfolio.

This Advisory Contract will continue in effect for the Master Portfolio provided the continuance is approved annually (i) by the holders of a majority of the applicable Master Portfolio's outstanding voting securities or by the applicable Master Board and (ii) by a majority of the Trustees of the applicable Master Portfolio who are not parties to the Advisory Contract or affiliated with any such party. The Advisory Contract may be terminated, without penalty, on 60 days' written notice by either party and will terminate automatically if assigned.

Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by the Master Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by a portfolio or the price paid or received by the Master Portfolio.

SERVICE PROVIDERS

ADMINISTRATOR OF THE FUND. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02111, serves as the Fund's administrator. As the Fund's administrator, IBT provides administrative services directly or through sub-contracting, including: (i) general supervision of the operation of the Fund, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and (iii) periodic reviews of management reports and financial reporting. IBT also furnishes office space and certain facilities required for conducting the business of the Fund. The Investment Adviser pays IBT for all administrative services provided to the Fund. For the last three fiscal years ended December 31, 2002, December 31, 2003, and December 31, 2004, the Investment Adviser paid IBT the following amounts for such administrative services:


               Year Ended 12/31/02                         $50,000
               Year Ended 12/31/03                         $50,000
               Year Ended 12/31/04                         $50,000


ADMINISTRATOR OF THE MASTER PORTFOLIO. Barclays Global Investors, N.A. ("BGI") serves as the Master Portfolio's administrator. BGI provides the Master Portfolio with administrative services, including general supervision of the Master Portfolio's non-investment operations, coordination of the other services provided to the Master Portfolio, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to MIP's trustees and officers. BGI also furnishes office space and certain facilities to conduct the Master Portfolio's business, and compensates MIP's trustees, officers and employees who are affiliated with BGI. In addition, except as outlined below under "Expenses," BGI will be responsible for paying all expenses incurred by the Master Portfolio other than the advisory fees payable to BGFA. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI or an affiliate receives advisory fees from the Master Portfolio. BGI has contracted with IBT to provide certain sub-administration services for the Master Portfolio, and BGI pays IBT for those services out of the fees BGI receives for its services as administrator.

CUSTODIAN AND FUND ACCOUNTING SERVICES AGENT. IBT also serves as custodian of the assets of the Fund and the Master Portfolio. As a result, IBT has custody of all securities and cash of the Fund and the Master Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund and the Master Portfolio. The custodian has no responsibility for any of the investment policies or decisions of the Fund and the Master Portfolio. IBT also acts as the Fund's Accounting Services Agent. The Investment Adviser pays IBT for all custodial services provided to the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. PayPal Asset Management, Inc., 2211 North First Street, San Jose, CA 95131, acts as transfer agent and dividend disbursing agent for the Fund.

DISTRIBUTION AGENT. Funds Distributor, Inc. ("FDI"), a registered broker-dealer, acts as distribution agent for shares of the Fund on PayPal's website, WWW.PAYPAL.COM.


INDEPENDENT AUDITORS. PricewaterhouseCoopers, LLP serves as the independent public accounting firm for the Fund, providing audit and tax services and assistance and consultation with respect to the preparation of filings with the SEC.


LEGAL COUNSEL. Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441, acts as legal counsel for the Trust and the Fund.

MASTER PORTFOLIO BROKERAGE ALLOCATION

BGFA assumes general supervision over placing orders on behalf of the Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of BGFA and in a manner deemed fair and reasonable to interestholders. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. BGFA may from time to time execute trades on behalf of and for the account of the Master Portfolio with brokers or dealers that are affiliated with BGFA.

The Master Portfolio's purchase and sale orders for securities may be combined with those of other accounts that BGFA manages or advises, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall new results. When BGFA determines that a particular security should be bought or sold for the Master Portfolio and other accounts managed by BGFA, it undertakes to allocate those transactions among the participants equitably. BGFA may deal, trade, and invest for its own account in the types of securities in which the Master portfolio may invest.

Purchases and sales of portfolio securities for the Master Portfolio usually are principal transactions. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker. The prices paid to the underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of securities from market makers may include the spread between the bid and asked price.

Portfolio Turnover. Because the portfolio of the Master Portfolio consists of securities with relatively short-term maturities, the Master Portfolio expects to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Master Portfolio since portfolio transactions ordinarily will be made directly with principals on a net basis and, consequently, the Master Portfolio usually will not incur brokerage expenses or excessive transaction costs. Portfolio turnover may vary from year to year, as well as within a year.

ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Fund is a diversified series of the Trust. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of the Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund represents an equal proportional interest in that Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, the shareholders of the Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Second Amended and Restated Trust Instrument contains an express disclaimer of shareholder liability for acts or obligations of the Fund. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Second Amended and Restated Trust Instrument also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware statutory trust is remote.

SHAREHOLDER INFORMATION


Shares are distributed directly by the Fund itself. The Adviser entered into a Services Agreement with FDI, a registered broker-dealer, under which FDI provides distribution services on PayPal's website, WWW.PAYPAL.COM.


PRICING OF FUND SHARES. The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


As noted in the Prospectus, the net asset value of the Fund will be determined as of the close of each business day (generally 5:00 p.m., Eastern time) when the New York Stock Exchange ("NYSE") is open for trading, with the exception of Columbus Day and Veterans Day. It is expected that the NYSE will be closed on Saturdays and Sundays and for New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund will also be closed on Columbus Day and Veterans Day. The Fund may, but does not expect to, determine the net asset values of their shares on any day when the NYSE is not open for trading if there is sufficient trading in its portfolio securities on such days to materially affect per-share net asset value. The Fund will use the net asset value reported by the related Master Portfolio for its shares in calculating the related Fund's net asset values. The Fund may change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time, when trading in the market the Master Portfolio invests in is restricted, or if an emergency exists. The Fund is typically open on any day the Federal Reserve banks are open, with the exception of Good Friday.


The Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. The yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices.

Rule 2a-7 provides that in order to value its Master Portfolio using the amortized cost method, the Fund must maintain a dollar-weighted average Master Portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's Master Portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from the $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

TELEPHONE AND INTERNET REDEMPTION PRIVILEGES. The Trust employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Trust and the Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

ADDITIONAL PURCHASE INFORMATION. The maximum account balance for shareholders of the Fund is currently $100,000. The Fund or the Investment Adviser may waive such maximum account balance for any shareholder.

PROXY VOTING


The Trust invests all its assets in the Master Portfolio. Consequentially, the Trust did not hold any portfolio securities with respect to which it was entitled to vote during the period from July 1, 2003 through June 30, 2004. The proxy voting record for the Master Portfolio can be found in MIP's Form N-PX, which is available on the SEC's website (WWW.SEC.GOV). MIP's CIK # is 0000915092.

Information with respect to how the Master Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-877-244-1544; and
(ii) on the SEC's Website at WWW.SEC.GOV.


DISCLOSURE OF PORTFOLIO HOLDINGS

No disclosure of portfolio holdings information may be made to any person or entity except as follows:

The Fund discloses its portfolio holdings in its Annual and Semi-Annual Reports, as well as in filings with the SEC no later than 60 days after the end of the applicable quarter.

To the extent permitted under applicable law, the investment adviser may distribute (or authorize the Fund's custodian or principal underwriter to distribute) information regarding the Fund's portfolio holdings more frequently than stated above to the Fund's service providers and others who require access to such information in order to fulfill their contractual duties with respect to the Fund, such as custodial services (Investors Bank & Trust), pricing services, proxy voting services, accounting and auditing services (PricewaterhouseCoopers, LLP) and research and trading services, and also to facilitate the review of the Fund by certain mutual fund analysts and rating agencies, such as Morningstar and other analysts. Such disclosure may be made only if the recipients of such information are subject to a confidentiality agreement (or other confidentiality arrangements acceptable to the Fund) and if the authorizing persons (as determined by the Fund's chief compliance officer) determine that, under the circumstances, disclosure is in the best interests of the Fund's shareholders. The portfolio holdings information that may be distributed is limited to the information that the Fund believes is reasonably necessary in connection with the services to be provided by the service provider receiving the information. The Fund's portfolio holdings information may not be disseminated for compensation.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.


TAXATION OF THE FUND. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, among other things, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).


As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.


Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its investment company taxable income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its net capital gains for a one-year period generally ending on October 31 of the calendar year, and (3) all investment company taxable income and net capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.


Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

BACKUP WITHHOLDING. The Fund generally will be required to withhold federal income tax ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. The "backup withholding" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability. Pursuant to recently enacted tax legislation, the backup withholding rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

OTHER TAXATION. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

MARKET DISCOUNT. If the Master Portfolio purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) in each taxable year in which an interest in such debt security is owned and a principal payment is received on it. In particular, the Master Portfolio will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held at a constant rate over the time remaining to the debt security's maturity or, at the election of the Master Portfolio, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Master Portfolio may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).


JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003. None of the dividends distributed to shareholders attributable to the investment company taxable income of the Fund is expected to qualify for the maximum 15% tax rate on dividends under the Jobs and Growth Tax Relief Reconciliation Act of 2003 enacted on May 28, 2003. Capital gain dividends distributed by the Fund to individual shareholders generally will qualify for the maximum 15% tax rate under such Act. Absent further legislation, the maximum 15% tax rate on long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.


The Fund also does not anticipate that its dividends and distributions will qualify for any dividends-received deduction that might otherwise be available for certain dividends received by shareholders that are U.S. corporations.

MASTER PORTFOLIO ORGANIZATION

The Master Portfolio is a series of MIP, an open-end, series management investment company organized as Delaware statutory trust. MIP was organized on October 20, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, Trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

The interests in the Master Portfolio have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances.

Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio in which it invests, the Fund will either (a) hold a meeting of the Fund's shareholders and will cast its votes as instructed by those shareholders, or (b) subject to approval by the Board of the Trust, cast the Fund's votes in the same proportion as holders of votes other than the Fund have cast their votes.

In a situation where the Fund seeks voting instructions from its shareholders and does not receive instructions from certain of its shareholders on how to vote the corresponding shares of the Master Portfolio, the Fund will vote those shares in the same proportion as the shares for which the Fund does receive voting instructions.

MASTER/FEEDER STRUCTURE. The Fund seeks to achieve its investment objective by investing all of its assets into the Master Portfolio. The Fund and other entities investing in the Master Portfolio are each liable for all obligations of such Master Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Trust's Board believes that neither the Fund nor its shareholders will be adversely affected by investing Fund assets in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust's Board believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

The Fund may withdraw its investment in the Master Portfolio only if the Trust's Board determines that such action is in the best interests of such Fund and its shareholders. Upon any such withdrawal, the Trust's Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

Certain policies of the Master Portfolio, which are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund also may elect to redeem its interests in the corresponding Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

FINANCIAL STATEMENTS

Audited financial statements for the year ended December 31, 2004 are contained in the Annual Report to Shareholders and are incorporated herein by reference.

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

    o liquidity ratios are adequate to meet cash requirements;
    o long-term senior debt is rated "A" or better;
    o the issuer has access to at least two additional channels of borrowing;
    o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;
    o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and
    o the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

    o evaluation of the management of the issuer;
    o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
    o evaluation of the issuer's products in relation to competition and customer acceptance;
    o liquidity;
    o amount and quality of long-term debt;
    o trend of earnings over a period of ten years;
    o financial strength of parent company and the relationships which exist with the issuer; and
    o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

    o Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
    o Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
    o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
    o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
    o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.
    o The rating C1 is reserved for income bonds on which no interest is being paid.
    o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

    o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
    o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
    o Bonds which are rated A possess many favorably investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
    o Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
    o Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
    o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
    o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    o Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.
    o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

      (a)   Articles of Incorporation

            (i)   Certificate of Trust -- 1
            (ii)  Trust Instrument -- 1
            (iii) Amended and Restated Trust Instrument -- 2
            (iv)  Certificate of Amendment to Certificate of Trust -- 5
            (v)   Second Amended and Restated Instrument of Trust - 6

      (b)   By-laws - 3

      (c)   Instruments Defining Rights of Security Holders -- Not applicable

      (d)   Advisory Agreements --

            (i) Investment Advisory Agreement between X.com Asset Management, Inc. and the Registrant -- 5
            (ii) Amended Investment Advisory Agreement between PayPal Asset Management, Inc. and the Registrant - 6
            (iii) Amendment to the Amended Investment Advisory Agreement between
                  PayPal Asset Management, Inc. and the Registrant - filed herein

      (e)   Underwriting Contracts:

            (i) Services Agreement between X.Com Asset Management, Inc., X.Com Corporation and Funds Distributor, Inc. -- 5
            (ii) Selling Agreement between PayPal Asset Management, Inc. and Funds Distributor, Inc.-6

      (f)   Bonus or Profit Sharing Contracts: Not applicable

      (g) Custodian Agreement between X.com Asset Management, Inc., Investors Bank & Trust Company, and the Registrant -- 4

      (h)   Other Material Contracts:

            (i) Administration Agreement between X.com Asset Management, Inc., Investors Bank & Trust, and the Registrant -- 4
            (ii) Restated Transfer Agency Agreement between PayPal Asset Management, Inc. and the Registrant -- 5
            (iii) X.com Funds Electronic Delivery Consent Agreement -- 4
            (iv) Third Party Feeder Fund Agreement between X.com Asset Management, Inc., Master Investment Portfolio, and the Registrant- 4

      (i)   Opinion and Consent of Counsel -- 5

      (j)   Consent of Independent Auditors -- filed herein

      (k)   Omitted Financial Statements: Not applicable

      (l) Form of Subscription Agreement between Elon R. Musk and the Registrant -- 2

      (m)   Rule 12b-1 Plan: Not applicable

      (n)   Rule 18f-3 Plan: Not applicable

      (p)   Powers of Attorney and Code of Ethics --

            (i) Powers of Attorney, dated March 6, 2000, for Nicole E. Faucher, Kevin T. Hamilton, Gregory, N. River and John T. Story -- 4
            (ii)  Code of Ethics: Not Applicable
            (iii) Power of Attorney, dated February 25, 2003 for Richard
                  Kernan -- 6
            (iv) Power of Attorney, dated April 18, 2003 for Michael A. Latham -- 7

1.    Filed with initial Registration Statement on Form N-1A on June 8, 1999.
2.    Filed with Pre-Effective Amendment No. 1 on November 18, 1999.
3.    Filed with Post-Effective Amendment No. 2 on March 24, 2000.
4.    Filed with Post-Effective Amendment No. 3 on April 26, 2000.
5.    Filed with Post-Effective Amendment No. 6 on April 30, 2002.
6.    Filed with Post-Effective Amendment No. 7 on February 28, 2003.
7.    Filed with Post-Effective Amendment No. 8 on April 29, 2003.
8.    Filed with Post-Effective Amendment No. 9 on April 29, 2004.

Item 24. Persons Controlled by or Under Common Control With Registrant

      No person is controlled by or under common control with the Registrant.

Item 25. Indemnification

      Reference is made to Article X of the Registrant's Trust Instrument.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Adviser

      PayPal Asset Management, Inc., fka X.com Asset Management (the "Investment Adviser"), is a Delaware corporation that offers investment advisory services. The Investment Adviser's offices are located at 2211 North First Street, San Jose, CA 95131. The directors and officers of the Investment Adviser and their business and other business connections are as follows:

                      Title/Status with           Other Business
Name                  Investment Adviser          Connections
----                  ------------------          --------------

John D. Muller        Secretary and Director      Vice President and General
                                                  Counsel, PayPal, Inc.

Edward Fong           President, and              Treasurer, PayPal, Inc.
                      Director

Mary Hentges          Director                    Vice President and Chief
                                                  Financial Officer, PayPal,
                                                  Inc.

Brandy Green          Controller                  Corporate Controller,
                                                  PayPal, Inc.

Lisa Wagner           Treasurer                   Assistant Treasurer, PayPal,
                                                  Inc.

Christopher Chen      Compliance Officer          Manager, Policy, PayPal, Inc.

Item 27. Principal Underwriters

(a) Funds Distributor, Inc. ("FDI" or the "Distributor") is regarded by the Fund as a Selling Agent for website activities; shares of the Fund are self-distributed by the Trust. FDI acts as principal underwriter for the following investment companies:

            GMO Trust
            LaSalle Partners Funds, Inc.
            LMCG Funds
            Merrimac Series
            Monetta Fund, Inc.
            Monetta Trust
            The Munder Framlington Funds Trust
            The Munder Funds Trust
            The Munder Funds, Inc.
            National Investors Cash Management Fund, Inc.
            The Saratoga Advantage Trust
            Skyline Funds
            St. Clair Funds, Inc.
            TD Waterhouse Family of Funds, Inc.
            TD Waterhouse Trust
            UAM Funds, Inc.
            UAM Funds, Inc. II
            UAM Funds Trust

            FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

      (b) Information regarding FDI is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

                  SEC File #                         CRD # on Form BD
                  ----------                         ----------------
                  8-20518                            7174

      (c)   Not applicable

Item 28. Location of Accounts and Records

      The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of PayPal Asset Management, Inc., 2211North First Street, San Jose, California 95131, and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts, 02116.

Item 29. Management Services

      Not applicable

Item 30. Undertakings:

      Not applicable

                          SIGNATURES FOR THE REGISTRANT

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Jose in the State of California on the 28th day of April, 2005.


                                              PAYPAL FUNDS
                                              (Registrant)

                                              By: /s/  John T. Story
                                                  -----------------------
                                              Name:    John T. Story
                                              Title:   President

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


Signature                  Title                     Date


/s/ John T. Story          Trustee and President     April 28, 2005
----------------------
John T. Story


/s/ Edward Fong            Treasurer and             April  28, 2005
----------------------
Edward Fong                Chief Financial Officer


/s/ Richard Kernan*        Trustee                    April 28, 2005
----------------------
Richard Kernan


/s/ Kevin T. Hamilton*     Trustee and Chairman       April 28, 2005
----------------------
Kevin T. Hamilton


/s/ Gregory N. River*      Trustee                    April 28, 2005
----------------------
Gregory N. River


*By: /s/ David Hearth
     -----------------
         David Hearth,
Attorney-in-Fact, pursuant to
Power of Attorney previously
filed.

                       SIGNATURES FOR THE MASTER PORTFOLIO

         Pursuant to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), the undersigned Registrant has duly caused this amendment to the foregoing Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, State of California on the 28th day of April, 2005.

                                              MASTER INVESTMENT PORTFOLIO


                                              By:/s/ Michael A. Latham
                                                 ----------------------
                                              Michael A. Latham
                                              Secretary and Treasurer
                                              (Principal Financial Officer)

         Pursuant to the requirements of the 1940 Act, this amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title                              Date


/s/Lee T. Kranefuss*          Chairman and President, Trustee    April 28, 2005
-------------------------     (Principal Executive Officer)
Lee T. Kranefuss

/s/ Michael A. Latham         Secretary and Treasurer            April 28, 2005
-------------------------     (Principal Financial Officer)
Michael A. Latham
Secretary and Treasurer

/s/ Jack S. Euphrat*          Trustee                            April 28, 2005
-------------------------
Jack S. Euphrat


/s/ Mary G. F. Bitterman*     Trustee                            April 28, 2005
-------------------------
Mary G. F. Bitterman


/s/ Richard K. Lyons*         Trustee                            April 28, 2005
-------------------------
Richard K. Lyons


/s/ Leo Soong*                Trustee                            April 28, 2005
-------------------------
Leo Soong

*By: Michael A. Latham
-------------------------
Michael A. Latham
Attorney-in-Fact, pursuant to
Power of Attorney previously
filed.

                                  EXHIBIT INDEX


(d)(iii)   Amendment to Investment Advisory Agreement

(j)        Consent of Independent Auditors